Results for the year - Net sales and rebates - Provisions for Sales Rebates (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 29,553	kr 24,057
Additional provisions, including increases to existing provisions	104,621	83,337
Amount paid during the year	(99,244)	(79,243)
Adjustments, including unused amounts reversed during the year	148	314
Effect of exchange rate adjustment	655	1,088
At the end of the year	35,733	29,553	kr 24,057
Provisions for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	25,760	20,374	20,063
Additional provisions, including increases to existing provisions	102,782	82,631	63,880
Amount paid during the year	(98,655)	(78,647)	(61,059)
Adjustments, including unused amounts reversed during the year	381	386	(117)
Effect of exchange rate adjustment	610	1,016	(2,393)
At the end of the year	kr 30,878	kr 25,760	kr 20,374